Thrivent ESG Index Portfolio Expense Example - Thrivent ESG Index Portfolio - Class A	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	$ 649